Pre-Tax Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Appreciation Rights (SARs) And Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense for stock options and SARs	$ 11	$ 9	$ 11
Tax benefit associated with compensation expense	5	4	5
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense for stock options and SARs	24	19	11
Tax benefit associated with compensation expense	$ 8	$ 6	$ 3